Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Assets [Abstract]
Summary of Estimated Economic Lives of Intangible Assets

Estimated useful economic lives The estimated useful economic lives assigned to the principal categories of intangible assets are as follows:

– Computer software	2 to 10 years
– Telecommunications licences	2 to 20 years
– Customer relationships and brands	1 to 15 years

Summary of Intangible Assets

	Goodwill	Customer relationships and brands	Telecoms licences and other	Internally developed software[a]	Purchased software	Total
	£m	£m	£m	£m	£m	£m
Cost
At 1 April 2018	7,945	3,410	2,951	4,822	1,574	20,702
Additions	—	—	304	520	160	984
Disposals and adjustments[b]	(2)	—	(3)	(945)	(141)	(1,091)
Transfers	—	—	4	120	(80)	44
Exchange differences	63	7	(4)	1	(8)	59
At 31 March 2019	8,006	3,417	3,252	4,518	1,505	20,698
Reclassification of assets held under finance leases[c]	—	—	(185)	—	—	(185)
At 1 April 2019	8,006	3,417	3,067	4,518	1,505	20,513
Additions	—	—	—	598	192	790
Disposals and adjustments[b]	(30)	(28)	(34)	(765)	(541)	(1,398)
Transfers	—	—	(2)	14	(3)	9
Exchange differences	52	8	1	2	10	73
Transfer to assets held for sale[d]	(83)	—	—	(13)	(45)	(141)
At 31 March 2020	7,945	3,397	3,032	4,354	1,118	19,846
Accumulated amortisation
At 1 April 2018	—	1,191	421	3,680	963	6,255
Charge for the year	—	377	142	525	110	1,154
Disposals and adjustments[b]	—	—	(3)	(941)	(147)	(1,091)
Transfers	—	—	3	(43)	43	3
Exchange differences	—	3	(3)	—	(8)	(8)
At 31 March 2019	—	1,571	560	3,221	961	6,313
Reclassification of assets held under finance leases[c]	—	—	(115)	—	—	(115)
At 1 April 2019	—	1,571	445	3,221	961	6,198
Charge for the year	—	373	177	538	85	1,173
Disposals and adjustments[b]	—	(22)	(49)	(786)	(529)	(1,386)
Transfers	—	—	—	(15)	15	—
Exchange differences	—	8	1	1	9	19
Transfer to assets held for sale[d]	—	—	—	(8)	(39)	(47)
At 31 March 2020	—	1,930	574	2,951	502	5,957

Carrying amount
At 31 March 2020	7,945	1,467	2,458	1,403	616	13,889
At 31 March 2019	8,006	1,846	2,692	1,297	544	14,385

[a]	Includes a carrying amount of £538m (2018/19: £668m) in respect of assets in course of construction, which are not yet amortised.

[b]
Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.1bn (2018/19: £1.0bn).

[c]	On adoption of IFRS 16 on 1 April 2019, assets held under finance leases were reclassified as right-of-use assets. See note 1.

[d]
Assets transferred to held for sale during 2019/20 relate to our domestic operations in France, our domestic operations in Spain and selected domestic operations and infrastructure in 16 countries in Latin America. On reclassification to held for sale, goodwill associated with the France and Latin America disposals was impaired by £58m, and other intangible assets associated with these disposals were impaired by £1m. See note 23.

We tested our goodwill for impairment as at 31 March 2020. The carrying value of goodwill and the key assumptions used in performing the annual impairment assessment and sensitivities are disclosed below.

Cost	Legacy BT Consumer £m	Legacy EE £m	Enterprise £m	Business and Public Sector	Wholesale and Ventures	Global £m	Total £m
At 1 April 2018	1,183	2,768	—	2,562	942	490	7,945
Transfer	—	—	3,504	(2,562)	(942)	—	—
Exchange differences	—	—	5	—	—	58	63
Acquisitions and disposals	—	—	—	—	—	(2)	(2)
At 31 March 2019	1,183	2,768	3,509	—	—	546	8,006
Exchange differences	—	—	4	—	—	48	52
Acquisitions and disposals	—	—	(30)	—	—	—	(30)
Transfer to assets held for sale	—	—	—	—	—	(83)	(83)
At 31 March 2020	1,183	2,768	3,483	—	—	511	7,945